Related parties - Outstanding Balances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Adi Hoess
Related parties
Key management personnel outstanding balance		€ 1
Wolfgang Fischer
Related parties
Key management personnel outstanding balance		2
Arndt Schottelius
Related parties
Key management personnel outstanding balance		3
Thomas Hecht
Related parties
Key management personnel outstanding balance	€ 21	21
Mathieu Simon
Related parties
Key management personnel outstanding balance	8	10
Ulrich Grau
Related parties
Key management personnel outstanding balance	18	26
Bernhard Ehmer
Related parties
Key management personnel outstanding balance	15	17
Harry Welten
Related parties
Key management personnel outstanding balance	9	8
Annalisa Jenkins
Related parties
Key management personnel outstanding balance	11	11
Uta Kemmerich-Kell
Related parties
Key management personnel outstanding balance	16	€ 18
Constanze Ulmer-Eilfort
Related parties
Key management personnel outstanding balance	€ 16